Note 11 - INCOME TAXES (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 11 - Income Taxes Details 7
Change in Uncertain Tax Positions beginning balance	$ 2,640	$ 2,332	$ 2,198
Additions based on tax positions related to the current year		308	134
Additions for tax positions of prior years
Settlements
Decrease due to lapses in statute of limitions	(338)
Change in Uncertain Tax Positions ending balance	$ 2,302	$ 2,640	$ 2,332